September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2030 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Dynamic 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 55.6%
BlackRock Real Estate Securities Fund	488,741	$ 7,463,083
BlackRock Tactical Opportunities Fund, Class K	1,601,872	25,661,986
Diversified Equity Master Portfolio	$162,546,722	162,546,722
International Tilts Master Portfolio	$51,981,004	51,981,004
iShares Core MSCI Emerging Markets ETF(b)	433,228	28,558,390
iShares Global Infrastructure ETF	139,260	8,511,571
iShares MSCI Canada ETF(b)	22,411	1,132,876
iShares MSCI EAFE Small-Cap ETF(b)	107,260	8,228,987
		294,084,619
Fixed-Income Funds — 35.7%
BlackRock Diversified Fixed Income Fund, Class K	12,952,040	123,821,502
iShares 0-5 Year TIPS Bond ETF	432,636	44,717,257
iShares Broad USD Investment Grade Corporate Bond ETF	388,547	20,289,924
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	188	20,956
		188,849,639

Security	Shares	Value
Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)	1,324,663	$ 1,325,326
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)	46,980,872	46,980,872
		48,306,198
Total Investments — 100.5% (Cost: $460,951,176)		531,240,456
Liabilities in Excess of Other Assets — (0.5)%		(2,546,326)
Net Assets — 100.0%		$ 528,694,130

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 10,249,883	$ 4,358,382	$ (14,746,436)	$ 885,651	$ (747,480)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	14,933,572	—	(13,609,948)(b)	2,059	(357)	1,325,326	1,324,663	29,441 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	77,527,502	—	(30,546,630)(b)	—	—	46,980,872	46,980,872	1,304,965	—
BlackRock Diversified Fixed Income Fund, Class K	86,182,468	84,484,532	(50,336,991)	(2,936,396)	6,427,889	123,821,502	12,952,040	4,693,126	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(4,845)	—
BlackRock Real Estate Securities Fund	6,176,188	1,076,234	—	—	210,661	7,463,083	488,741	113,795	—
BlackRock Tactical Opportunities Fund, Class K	14,948,295	9,111,368	—	—	1,602,323	25,661,986	1,601,872	—	—
Diversified Equity Master Portfolio	118,565,440	25,169,028 (b)(d)	—	6,132,667	12,679,587	162,546,722	$162,546,722	1,942,875	—
International Tilts Master Portfolio	28,843,081	14,652,815 (b)(d)	—	2,006,863	6,478,245	51,981,004	$51,981,004	853,874	—
iShares 0-5 Year TIPS Bond ETF	34,164,062	9,529,579	—	—	1,023,616	44,717,257	432,636	1,090,413	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	19,675,355	—	—	614,569	20,289,924	388,547	283,224	—
iShares Core MSCI Emerging Markets ETF	—	24,079,419	—	—	4,478,971	28,558,390	433,228	307,447	—
iShares Global Infrastructure ETF	6,359,691	1,061,694	—	—	1,090,186	8,511,571	139,260	119,653	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,271,103	—	(7,274,026)	(837,587)	861,466	20,956	188	112,764	—
iShares MSCI Canada ETF	—	923,961	—	—	208,915	1,132,876	22,411	6,856	—
iShares MSCI EAFE Small-Cap ETF	7,330,095	2,185,480	(3,134,137)	291,951	1,555,598	8,228,987	107,260	113,640	—
				$ 5,545,208	$ 36,484,189	$ 531,240,456		$ 10,967,228	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2030 Fund

(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	50	12/11/25	$ 10,603	$ 73,575
S&P/TSE 60 Index	23	12/18/25	5,860	109,146
10-Year U.S. Treasury Note	114	12/19/25	12,825	36,415
E-mini Russell 2000 Index	19	12/19/25	2,333	13,307
MSCI EAFE Index	34	12/19/25	4,735	18,331
MSCI Emerging Markets Index	3	12/19/25	204	3,696
S&P 500 E-Mini Index	30	12/19/25	10,108	134,861
U.S. Long Bond	134	12/19/25	15,628	289,857
2-Year U.S. Treasury Note	20	12/31/25	4,167	(6,120)
5-Year U.S. Treasury Note	146	12/31/25	15,939	(13,915)
				659,153
Short Contracts
Micro E-mini S&P 500 Index	107	12/19/25	3,605	(15,222)
NASDAQ 100 E-Mini Index	32	12/19/25	15,937	(415,601)
Ultra U.S. Treasury Bond	254	12/19/25	30,528	(670,189)
				(1,101,012)
				$ (441,859)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	15,728,067	USD	10,365,097	Morgan Stanley & Co. International PLC	12/17/25	$ 51,543
EUR	8,751,142	USD	10,317,083	Morgan Stanley & Co. International PLC	12/17/25	2,254
JPY	119,724,000	EUR	690,951	Morgan Stanley & Co. International PLC	12/17/25	1,028
JPY	119,724,000	USD	815,652	Morgan Stanley & Co. International PLC	12/17/25	145
USD	49,634	EUR	42,000	Goldman Sachs International	12/17/25	108
USD	1,161,384	EUR	976,000	Morgan Stanley & Co. International PLC	12/17/25	10,486
USD	155,438	JPY	22,723,000	Goldman Sachs International	12/17/25	604
						66,168
CAD	11,495,116	USD	8,348,328	Morgan Stanley & Co. International PLC	12/17/25	(58,855)
CAD	13,346,950	USD	9,693,223	Morgan Stanley & Co. International PLC	12/17/25	(68,336)
EUR	8,751,142	USD	10,341,872	Goldman Sachs International	12/17/25	(22,536)
EUR	1,008,000	USD	1,192,714	Morgan Stanley & Co. International PLC	12/17/25	(4,082)
JPY	2,980,877,257	EUR	17,261,635	Goldman Sachs International	12/17/25	(43,255)
JPY	2,980,877,722	USD	20,390,854	Goldman Sachs International	12/17/25	(79,206)
						(276,270)
						$ (210,102)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 79,556,893	$ —	$ —	$ 79,556,893
Fixed-Income Funds	188,849,639	—	—	188,849,639
Money Market Funds	48,306,198	—	—	48,306,198
	$316,712,730	$—	$—	316,712,730
Investments Valued at NAV(a)				214,527,726
				$ 531,240,456
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 279,341	$ 73,575	$ —	$ 352,916
Foreign Currency Exchange Contracts	—	66,168	—	66,168
Interest Rate Contracts	326,272	—	—	326,272
Liabilities
Equity Contracts	(430,823)	—	—	(430,823)
Foreign Currency Exchange Contracts	—	(276,270)	—	(276,270)
Interest Rate Contracts	(690,224)	—	—	(690,224)
	$(515,434)	$(136,527)	$—	$(651,961)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s